SCHEDULE OF RESEARCH EXPENSES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Employee benefits expenses (Note 22)		$ 860,835	$ 737,524	$ 642,533
Depreciation of property, plant and equipment (Note 7)		174,146	212,322	272,886
Amortization of intangible assets (Note 8)		642	642	4,209
Clinical trial expenses		429,774	382,014	33,845
Consumables expenses		552,860	345,706	455,267
Royalty expenses		15,512	11,365	30,382
Professional fees		9,098	35,040	20,779
Utilities		62,357	69,323	62,515
Others		112,271	115,583	67,277
Total	$ 1,724,469	$ 2,217,495	$ 1,909,519	$ 1,589,693